Summary of Premiums and Contract Charges by Product (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Product Information [Line Items]
Premiums	$ 59,070	$ 55,789	$ 38,037
Contract charges	73,446	73,138	55,688
Total premiums and contract charges	132,516	128,927	93,725
Traditional life insurance
Product Information [Line Items]
Premiums	44,222	38,618	19,828
Immediate annuities with life contingencies
Product Information [Line Items]
Premiums	240	4,349	6,653
Accident and health insurance
Product Information [Line Items]
Premiums	14,608	12,822	11,556
Interest-sensitive life insurance
Product Information [Line Items]
Contract charges	73,151	72,740	54,357
Fixed annuities
Product Information [Line Items]
Contract charges	$ 295	$ 398	$ 1,331